Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000131942
Shareholder Report [Line Items]
Fund Name	Global Industrials Fund
Class Name	Investor Class
Trading Symbol	RPGIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Industrials Fund - Investor Class	$117	1.05%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global industrials stocks produced strong results for the 12-month reporting period, supported by tailwinds, including increased demand for data center and artificial intelligence infrastructure as well as heightened aerospace and defense spending. Regionally, gains were fairly broad-based, with notable strength across developed Europe.

  Versus the MSCI All Country World Index Industrials Plus Automobiles and Auto Components Net, stock selection and an underweight allocation in the business services segment was a significant contributor to the fund’s relative performance. This was led by our holding in fire safety and inspection and service provider API Group, which benefited from data center demand and strategic acquisitions. Stock choices in aerospace and defense also boosted relative results. Shares of UK aircraft engine manufacturer Rolls-Royce have outperformed under a new chief executive who took over in January 2023 and also have been supported by a travel rebound that has increased demand for long-haul jet turbines and their maintenance.

  Conversely, stock selection in the information technology (IT) and industrial conglomerates industries detracted. In IT, concerns about its growth strategy weighed on shares of Keyence, a Japanese company that sells machine vision and laser sensor products. In industrial conglomerates, tariff concerns and uncertainty regarding the spinoff of its precision technology segment pressured Fortive’s stock price.

  The fund seeks to provide long-term growth of capital by investing in companies in the industrials sector that we believe are growing market share, benefiting from high barriers to entry, pursuing continuous operational improvement, and allocating capital well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Global Industrials Fund (Investor Class)	23.70%	8.82%	12.18%
MSCI All Country World Index Net (Regulatory Benchmark)	22.34	11.19	11.72
MSCI All Country World Index Industrials Plus Automobiles and Auto Components Net (Strategy Benchmark)	23.38	10.95	11.09

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 171,618,000
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 784,000
InvestmentCompanyPortfolioTurnover	84.50%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$171,618 Number of Portfolio Holdings103
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Industrial Machinery	16.9%
Industrial Conglomerates	16.1
Electrical Equipment	13.9
Aerospace & Defense	11.0
Automobiles	9.6
Business Services	6.7
Construction & Farm Equipment	6.4
Information Technology	5.1
Other	14.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Tesla	9.3%
Siemens	4.0
Airbus	3.6
Caterpillar	2.9
General Electric	2.9
Renesas Electronics	2.4
Rolls-Royce Holdings	2.3
Boeing	1.9
Deere	1.9
Parker-Hannifin	1.8

Updated Prospectus Web Address	www.troweprice.com/paperless
C000190555
Shareholder Report [Line Items]
Fund Name	Global Industrials Fund
Class Name	I Class
Trading Symbol	TRGAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Industrials Fund - I Class	$82	0.73%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global industrials stocks produced strong results for the 12-month reporting period, supported by tailwinds, including increased demand for data center and artificial intelligence infrastructure as well as heightened aerospace and defense spending. Regionally, gains were fairly broad-based, with notable strength across developed Europe.

  Versus the MSCI All Country World Index Industrials Plus Automobiles and Auto Components Net, stock selection and an underweight allocation in the business services segment was a significant contributor to the fund’s relative performance. This was led by our holding in fire safety and inspection and service provider API Group, which benefited from data center demand and strategic acquisitions. Stock choices in aerospace and defense also boosted relative results. Shares of UK aircraft engine manufacturer Rolls-Royce have outperformed under a new chief executive who took over in January 2023 and also have been supported by a travel rebound that has increased demand for long-haul jet turbines and their maintenance.

  Conversely, stock selection in the information technology (IT) and industrial conglomerates industries detracted. In IT, concerns about its growth strategy weighed on shares of Keyence, a Japanese company that sells machine vision and laser sensor products. In industrial conglomerates, tariff concerns and uncertainty regarding the spinoff of its precision technology segment pressured Fortive’s stock price.

  The fund seeks to provide long-term growth of capital by investing in companies in the industrials sector that we believe are growing market share, benefiting from high barriers to entry, pursuing continuous operational improvement, and allocating capital well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 5/3/17
Global Industrials Fund (I Class)	24.08%	9.18%	11.98%
MSCI All Country World Index Net (Regulatory Benchmark)	22.34	11.19	11.55
MSCI All Country World Index Industrials Plus Automobiles and Auto Components Net (Strategy Benchmark)	23.38	10.95	10.65

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	May 03, 2017
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 171,618,000
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 784,000
InvestmentCompanyPortfolioTurnover	84.50%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$171,618 Number of Portfolio Holdings103
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Industrial Machinery	16.9%
Industrial Conglomerates	16.1
Electrical Equipment	13.9
Aerospace & Defense	11.0
Automobiles	9.6
Business Services	6.7
Construction & Farm Equipment	6.4
Information Technology	5.1
Other	14.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Tesla	9.3%
Siemens	4.0
Airbus	3.6
Caterpillar	2.9
General Electric	2.9
Renesas Electronics	2.4
Rolls-Royce Holdings	2.3
Boeing	1.9
Deere	1.9
Parker-Hannifin	1.8

Updated Prospectus Web Address	www.troweprice.com/paperless